CONSOLIDATED STATEMENT OF CASH FLOWS - (Parenthectical) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Cash and cash equivalents includes: [abstract]
Bank overdrafts	$ 27	$ 0	$ 72